CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Nonvoting Convertible Stock [Member]	Common Stock [Member]	Common Class A [Member]	Common Class B-1 [Member]	Common Class B-2 [Member]	Common Class B-3 [Member]	Additional Paid-in Capital [Member]	Cumulative Distributions [Member]	Net Income (Loss) to Common Stockholders [Member]	Noncontrolling Interests [Member]
Balance at Dec. 31, 2011	$ (384,885)	$ 10	$ 11,140					$ 7,475,175	$ (810,088)	$ (7,061,122)	$ 0
Balance (in shares) at Dec. 31, 2011		1,000	1,113,968
Issuance of restricted stock, net	81,250	0	75					81,175	0	0	0
Issuance of restricted stock, net (in shares)		0	7,500
Redemptions of common stock	0	0	(272)					272	0	0	0
Redemptions of common stock (in shares)		0	(29,125)
Transfers to redeemable common stock	(454,712)	0	0					(454,712)	0	0	0
Issuance of common stock, net	9,067,295	0	11,251					9,056,044	0	0	0
Issuance of common stock, net (in shares)		0	1,127,089
Distributions declared	(1,191,828)	0	0					0	(1,191,828)	0	0
Distributions to noncontrolling interests	(398,116)	0	0					0	0	0	(398,116)
Noncontrolling interest upon acquisition	29,027,080	0	0					0	0	0	29,027,080
Net income (loss)	7,365,308	0	0					0	0	3,920,841	3,444,467
Balance at Dec. 31, 2012	43,111,392	10	22,194					16,157,954	(2,001,916)	(3,140,281)	32,073,431
Balance (in shares) at Dec. 31, 2012		1,000	2,219,432
Issuance of restricted stock, net	88,750	0	90					88,660	0	0	0
Issuance of restricted stock, net (in shares)		0	9,000
Redemptions of common stock	0	0	(98)					98	0	0	0
Redemptions of common stock (in shares)		0	(10,000)
Transfers to redeemable common stock	(441,269)	0	0					(441,269)	0	0	0
Transfers from redeemable common stock	738,550	0	0					738,550	0	0	0
Gain on partial sale of controlling interests	3,699,267	0	0					3,699,267	0	0	0
Issuance of common stock, net	1,506,405	0	1,952					1,504,453	0	0	0
Issuance of common stock, net (in shares)		0	195,379
Distributions declared	(1,657,270)	0	0					0	(1,657,270)	0	0
Distributions to noncontrolling interests	(1,153,982)	0	0					0	0	0	(1,153,982)
Noncontrolling interest upon acquisition	4,603,929	0	0					0	0	0	4,603,929
Net income (loss)	(4,413,553)	0	0					0	0	(2,971,001)	(1,442,552)
Balance at Dec. 31, 2013	46,082,219	10	24,138	0	0	0	0	21,747,713	(3,659,186)	(6,111,282)	34,080,826
Balance (in shares) at Dec. 31, 2013		1,000	2,413,811	0	0	0	0
Reverse stock-split effect (Note 11)	0	0	(24,138)	0	3,536	3,536	3,536	13,530	0	0	0
Reverse stock-split effect (Note 11) (in shares)		0	(2,413,811)	0	353,630	353,630	353,629
Issuance of common stock, net	59,165,732	0	0	44,957	0	0	0	59,120,775	0	0	0
Issuance of common stock, net (in shares)		0	0	4,495,744	0	0	0
Issuance of common stock for compensation	25,000	0	0	0	0	0	0	25,000	0	0	0
Issuance of common stock for compensation in (shares)		0	0	0	0	0	0
Issuance of Operating Partnership (“OP”) units (Note 11)	4,100,000	0	0	0	0	0	0	666,391	0	0	3,433,609
Issuance of Long-Term Incentive Plan (“LTIP”) units (Note 11)	2,117,237	0	0	0	0	0	0	2,117,237	0	0	0
Issuance of Long-Term Incentive Plan (“LTIP”) units (Note 11) (in shares)		0	0	0	0	0	0
Issuance of LTIP units for compensation	340,676	0	0	0	0	0	0	340,676	0	0	0
Issuance of LTIP units for compensation (in shares)		0	0	0	0	0	0
Issuance of convertible stock, net	0	(10)	0	0	0	0	0	10	0	0	0
Issuance of convertible stock, net (in shares)		(1,000)	0	0	0	0	0
Contributions, net	4,281,250	0	0	0	0	0	0	0	0	0	4,281,250
Distributions declared	(2,060,833)	0	0	0	0	0	0	0	(2,060,833)	0	0
Distributions to noncontrolling interests	(4,370,410)	0	0	0	0	0	0	0	0	0	(4,370,410)
Changes in additional-paid in capital due to acquisitions	499,629	0	0	0	0	0	0	499,629	0	0	0
Noncontrolling interest upon acquisition	13,636,805	0	0	0	0	0	0	0	0	0	13,636,805
Net income (loss)	(6,554,662)	0	0	0	0	0	0	0	0	(5,582,739)	(971,923)
Balance at Jun. 30, 2014	$ 117,262,643	$ 0	$ 0	$ 44,957	$ 3,536	$ 3,536	$ 3,536	$ 84,530,961	$ (5,720,019)	$ (11,694,021)	$ 50,090,157
Balance (in shares) at Jun. 30, 2014		0	0	4,495,744	353,630	353,630	353,629